Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Operations
Net Sales	$ 15,240,000	$ 13,123,000	$ 31,278,000	$ 25,723,000	$ 53,745,000	$ 48,601,000
Cost of Sales - Operational	11,804,000	10,551,000	24,570,000	20,692,000	42,817,000	39,977,000
Cost of Sales - Inventory Revaluation					0	1,157,000
Gross Profit	3,436,000	2,572,000	6,708,000	5,031,000	10,928,000	7,467,000
Operating Expenses	2,140,000	1,523,000	3,816,000	3,100,000	6,549,000	6,915,000
Total Operating Expenses	2,140,000	1,523,000	3,816,000	3,100,000	6,549,000	6,915,000
Income from operations	1,296,000	1,049,000	2,892,000	1,931,000	4,379,000	552,000
Interest and financing costs	(472,000)	(523,000)	(970,000)	(1,043,000)	(2,102,000)	(3,786,000)
Other income (expense), net	(142,000)	(10,000)	(135,000)	(3,000)	27,000	(17,000)
Income (loss) before provision for income taxes	682,000	516,000	1,787,000	885,000	2,304,000	(3,251,000)
Provision for income taxes	363,000	25,000	648,000	25,000	57,000	0
Income (Loss) From Continuing Operations					2,247,000	(3,251,000)
Income From Discontinued Operations					0	342,000
Net Income (Loss)	319,000	491,000	1,139,000	860,000	2,247,000	(2,909,000)
Dividend attributable to preferred stockholders					0	1,436,000
Net income (loss) attributable to common stockholders	$ 319,000	$ 491,000	$ 1,139,000	$ 860,000	$ 2,247,000	$ (2,909,000)
Income (Loss) per share (basic)
Continuing Operations	$ 0.09	$ 0.14	$ 0.31	$ 0.24	$ 0.63	$ (2.89)
Discontinued Operations					$ 0	$ 0.21
Total	$ 0.09	$ 0.14	$ 0.31	$ 0.24	$ 0.63	$ (2.68)
Income (Loss) per share (diluted)
Continuing Operations	$ 0.08	$ 0.14	$ 0.31	$ 0.24	$ 0.63	$ (2.89)
Discontinued Operations					$ 0	$ 0.21
Total	$ 0.08	$ 0.14	$ 0.31	$ 0.24	$ 0.63	$ (2.68)
Weighted average shares outstanding (basic)	3,703,011	3,579,114	3,641,062	3,579,114	3,579,114	1,623,081
Weighted average shares outstanding (diluted)	3,783,324	3,579,114	3,670,457	3,579,114	3,579,254	1,623,081